REVENUE, OTHER INCOME AND GAINS	9 Months Ended
Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUE, OTHER INCOME AND GAINS	REVENUE, OTHER INCOME AND GAINS
An analysis of revenue is as follows:

	Nine months ended September 30,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Revenue
License revenue	120,123	35,172
Collaboration revenue	314,563	170,369
Other revenue	6,033	138
Total	440,719	205,679

Janssen Collaboration Agreement

License revenue from licensing of intellectual property is recognized at a point in time with respect to the exclusive worldwide collaboration and license agreement with Janssen Biotech, Inc., a Johnson & Johnson company (“Janssen”), to develop and commercialize cilta-cel (the “Janssen Agreement”). License revenue from licensing of intellectual property represents variable consideration relating to the milestone payments that were constrained in prior years but included in the transaction price when the achievement of the milestones was highly probable. The Company recognized license revenue of $75.1 million for the nine months ended September 30, 2024 for milestones achieved under the Janssen Agreement.

Collaboration revenue includes the Company's pro-rata share of collaboration net trade sales for which Janssen is the principal in the sale to the customer under the Janssen Agreement.
Novartis License Agreement
On November 10, 2023, Legend Biotech, through its wholly owned subsidiary, Legend Biotech Ireland Limited, entered into an exclusive, global license agreement with Novartis Pharma AG (the "Novartis License Agreement"). The Company granted Novartis the worldwide rights to develop, manufacture and commercialize LB2102 and other potential chimeric antigen receptor T-cell (CAR-T) therapies selectively targeting Delta-like Ligand 3 (DLL3). The Novartis License Agreement was effective on December 28, 2023, with a $100 million receivable initially recorded, representing the Novartis upfront payment which was then received on January 3rd, 2024. Novartis has also agreed to pay up to $1.01 billion in milestone payments upon achievement of specified clinical, regulatory and commercial milestones, as well as tiered royalties on net sales. The Company determined that any milestone payments will be recognized upon occurrence as they were determined to relate predominately to the license granted and therefore have been excluded from the transaction price. The Company determined that any sales-based royalties will be recognized when the related sales occur as they were determined to relate predominately to the license granted and therefore have been excluded from the transaction price. Under the Novartis License Agreement, Legend Biotech will conduct the Legend Phase 1 clinical trial for LB2102 in the U.S. Novartis will conduct all other development, manufacture and commercialization for the licensed product(s). The Company recognized license revenue of $45 million for the nine months ended September 30, 2024 due to the timing of underlying activities performed in connection with the Novartis License Agreement.
Other Revenue
Other revenue primarily includes supply of materials by us to Novartis under the terms of the Novartis License Agreement.
The following table shows the deferred revenue which is included in contract liabilities for the periods presented:

	September 30,	December 31
	2024	2023
	US$’000 (Unaudited)	US$’000
Contract liabilities (Current)	63,161	53,010
Contract liabilities (Non-Current)	—	47,962
Total	63,161	100,972

The following table summarizes the Total other income and gains:

	Nine months ended September 30,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Other income and gains
Other income:
Finance income	47,550	37,185
Government grants*	1,342	1,528
Other	235	5
Total income	49,127	38,718

Gains:
Foreign currency exchange gain, net	—	10,136
Fair value gains on financial assets measured at fair value change through profit or loss	—	792
Other	21	166
Total gains	21	11,094
Total other income and gains	49,148	49,812

*The amount represents subsidies received from local government authorities to support the Company’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.